Convertible Notes Payable (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 19, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018
Interest expense			$ 389,756	$ 13,408	$ 1,051,369	$ 22,115	$ 43,394	$ 0
Amortization of debt discount			325,794	0	875,315	0	236,144	0
Convertible outstanding amount			1,311,292		1,311,292		161,227	125,000
Derivative, gain (loss) on derivative, net			(1,967,072)	3,194,580	$ 7,266,703	(3,168,020)	$ (13,271,308)	(276,100)
Convertible Note [Member]
Original Issue Discount		$ 8,333		8,333		8,333
Fair value of derivative liability		9,371		$ 9,371		$ 9,371
Convertible Note [Member] | Day 1 Derivative Loss [Member]
Derivative, gain (loss) on derivative, net		$ 1,038
Blue Citi LLC [Member]
Debt converted into common stock, shares					75,000		50,000
Number of shares issued for the period					1,500,000,000		1,000,000,000
Blue Citi LLC [Member] | Non-Interest Bearing Convertible Note [Member]
Debt instrument principal amount			$ 125,000		$ 125,000		$ 125,000
Debt conversion price			$ 0.00005		$ 0.00005		$ 0.00005
Convertible outstanding amount			$ 0		$ 0		$ 75,000	$ 125,000
Blue Citi LLC [Member] | Convertible Note [Member]
Debt instrument principal amount			1,083,500		1,083,500		$ 985,000
Debt interest rate	12.00%						8.00%
Debt conversion, description	The conversion price shall be equal to 85% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion.						The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.
Derivative liability			0		0		$ 3,276,331
Debt discount rate							10.00%
SMEA2Z, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount			242,000		242,000		$ 220,000
Debt interest rate	12.00%						8.00%
Debt conversion, description	The conversion price shall be equal to 65% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion. The note (i) accrues interest at the rate of 8% per annum and (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion.						The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and (iii) is due and payable upon the 9-month anniversary of its issuance, and (iv) has an original issue discount of $20,000.
Derivative liability			0		0		$ 788,724		$ 200,000
Debt discount rate	30.00%						30.00%
Original Issue Discount							$ 20,000
AFT Funding Group, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount			210,000		210,000		$ 210,000
Debt interest rate	12.00%						8.00%
Debt conversion, description	The conversion price shall be equal to 65% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion. The note (i) accrues interest at the rate of 8% per annum and (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion.						The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and (iii) is due and payable upon the 9-month anniversary of its issuance, and (iv) has an original issue discount of $10,000.
Derivative liability			0		0		$ 394,958
Debt discount rate	30.00%						30.00%
Original Issue Discount							$ 10,000
Auctus Fund, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount			600,000		$ 600,000
Debt conversion, description					The note (i) accrues interest at the rate of 12% per annum, (ii) can be converted into shares of our common stock at the lesser of $0.0015, or a 50% discount to the lowest trading price during the twenty-five consecutive trading days immediately preceding the date of conversion, (iii) is convertible in whole or in part at any time after the four (4) month anniversary of the issuance of the Note, and (iv) has an original issue discount of $54,000.
Debt discount rate					50.00%
Original Issue Discount			54,000		$ 54,000
Redstart Holdings Corp. [Member] | Convertible Note [Member]
Debt instrument principal amount			63,000		$ 63,000
Debt conversion, description					The note (i) accrues interest at a rate of 22% per annum, (ii) can be converted 180 days from June 12, 2019 at a discount of 39% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, (iii) is due and payable June 12, 2020, and (iv) has an original issue discount of $3,000.
Debt discount rate					39.00%
Original Issue Discount			$ 3,000		$ 3,000
Debt due date					Jun. 12, 2020